Equity Incentive Plans - Summary of Weighted Average Assumptions (Detail)	9 Months Ended		12 Months Ended
	Oct. 31, 2015	Nov. 01, 2014	Jan. 31, 2015	Feb. 01, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	1.99%	2.08%	2.22%	1.54%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected term (years)	6 years 4 months 24 days	6 years 6 months	6 years 6 months	6 years 6 months
Expected volatility	31.67%	32.50%	34.80%	36.35%